Schedule of losses by year of expiry (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Loss carry forwards	$ 194,972	$ 206,485
Expiring In Two Thousand Twenty Five [Member]
IfrsStatementLineItems [Line Items]
Loss carry forwards	4,519
Expiring Between Two Thousand Twenty Six To Two Thousand Fourty Four [Member]
IfrsStatementLineItems [Line Items]
Loss carry forwards	176,054
Indefinite [Member]
IfrsStatementLineItems [Line Items]
Loss carry forwards	$ 14,399